Pension and Other Postretirement Benefits, Pension Periodic Costs (Details) (Pension Plan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended				4 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended
	Dec. 31, 2012 US Plans [Member]	Dec. 31, 2011 US Plans [Member]	Dec. 31, 2012 Non-US Plans [Member]	Dec. 31, 2011 Non-US Plans [Member]	Apr. 30, 2010 Predecessor [Member] US Plans [Member]	Apr. 30, 2010 Predecessor [Member] Non-US Plans [Member]	Dec. 31, 2010 Successor [Member] US Plans [Member]	Dec. 31, 2012 Successor [Member] US Plans [Member]	Dec. 31, 2011 Successor [Member] US Plans [Member]	Dec. 31, 2010 Successor [Member] Non-US Plans [Member]	Dec. 31, 2012 Successor [Member] Non-US Plans [Member]	Dec. 31, 2011 Successor [Member] Non-US Plans [Member]
Net periodic pension costs: [Abstract]
Service cost	$ 41	$ 40	$ 24	$ 29	$ 14	$ 9	$ 29	$ 44	$ 40	$ 19	$ 26	$ 29
Interest cost	80	91	51	56	31	17	62	80	91	34	51	56
Actual return on plan assets	182	(18)	26	16	(55)	(25)	(95)	(182)	18	(23)	(26)	(16)
Less - return in excess of (less than) expected return					24	15	35	63	(123)	3	(1)	(18)
Expected return on plan assets					(31)	(10)	(60)	(119)	(105)	(20)	(27)	(34)
Settlement and curtailment (gain) loss					0	(1)	2	0	6	0	(4)	(3)
Prior service cost (benefit) amortization					(4)	0	0	0	0	0	2	3
Actuarial and investment (gain) loss amortization					8	1	0	23	0	0	(1)	0
Other						1				0	0	0
Net periodic benefit cost (benefit)					$ 18	$ 17	$ 33	$ 28	$ 32	$ 33	$ 47	$ 51